Loan Servicing (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing [Abstract]
Unpaid principal balance of mortgage loans serviced for others	$ 130,505,264	$ 131,443,738